Fair Value Measurement (Fair Value Reconciliation) (Details) $ in Thousands	12 Months Ended
Jun. 30, 2016 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 0
Perk warrants	1,023
Unrealized losses for the period including in other income (expense), net	(375)
Ending balance	648
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	10
Additions to Level 3	0
Ending balance	$ 10